Non Current Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Non Current Assets Held for Sale [Abstract]
Schedule of other assets as assets held for sale

The following investments in associates were classified to Other assets as assets held for sale:

		2019		2018	2017
As of December 31,	Participation	Assets	Income	Income	Income
	%	MCh$	MCh$	MCh$	MCh$
Transbank	25.00	19,093	1,442	3,118	2,024
Nexus (*)	1.94	357	136	368	442
Redbanc	33.43	2,944	121	285	353
Total		22,394	1,699	3,771	2,819
(*)	Remaining participation pending to sell at the end of the current year. See Note 40.